20. INCOME TAXES: Schedule of Movement in deferred tax assets and liabilities (Tables)	12 Months Ended
Dec. 31, 2020
Tables/Schedules
Schedule of Movement in deferred tax assets and liabilities

Balance at December 31, 2018	$-
Future income tax recovery (expense)	-
Income tax recovery on share issuance costs	-
Acquired through business combination	-
Balance at December 31, 2019	-
Future income tax recovery (expense)	6,243,668
Income tax recovery on share issuance costs	595,393
Acquired through business combination	(33,997,312)
Balance at December 31, 2020	$(27,158,251)